UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q
                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                  Investment Company Act File Number: 811-1884



                                   Endowments
               (Exact Name of Registrant as specified in charter)

                    P.O. Box 7650, One Market, Steuart Tower
                         San Francisco, California 94120
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (415) 421-9360

                     Date of fiscal year end: July 31, 2005

                    Date of reporting period: April 30, 2005





                                 Patrick F. Quan
                                    Secretary
                                   Endowments
                     P.O. Box 7650, One Market Steuart Tower
                         San Francisco, California 94120
                     (name and address of agent for service)


                                   Copies to:
                               Julie Allecta, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                                55 Second Street
                               Twenty-fourth Floor
                         San Francisco, California 94105
                          (Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[logo- interlocking squares]


ENDOWMENTS, GROWTH AND INCOME PORTFOLIO
INVESTMENT PORTFOLIO



April 30, 2005                                                                                                             unaudited

Common stocks -- 88.97%                                                                                      Shares     Market value

CONSUMER STAPLES -- 14.77%
Altria Group, Inc.                                                                                           45,000     $  2,924,550
Wal-Mart Stores, Inc.                                                                                        51,000        2,404,140
PepsiCo, Inc.                                                                                                30,000        1,669,200
Walgreen Co.                                                                                                 35,000        1,507,100
Sara Lee Corp.                                                                                               62,000        1,326,180
Procter & Gamble Co.                                                                                         21,800        1,180,470
Coca-Cola Co.                                                                                                20,000          868,800
WD-40 Co.                                                                                                    26,000          729,040
General Mills, Inc.                                                                                          14,000          691,600
Wm. Wrigley Jr. Co.                                                                                          10,000          691,300
Avon Products, Inc.                                                                                          17,000          681,360
                                                                                                                          14,673,740

INFORMATION TECHNOLOGY -- 12.94%
Microsoft Corp.                                                                                              95,000        2,403,500
Texas Instruments Inc.                                                                                       80,000        1,996,800
Intel Corp.                                                                                                  80,000        1,881,600
Nokia Corp. (ADR)                                                                                            78,000        1,246,440
Cisco Systems, Inc.(1)                                                                                       72,000        1,244,160
International Business Machines Corp.                                                                        12,000          916,560
Analog Devices, Inc.                                                                                         20,000          682,200
Symbol Technologies, Inc.                                                                                    50,000          668,500
Linear Technology Corp.                                                                                      15,000          536,100
EMC Corp.(1)                                                                                                 35,000          459,200
Dell Inc.(1)                                                                                                 12,000          417,960
Oracle Corp.(1)                                                                                              35,000          404,600
                                                                                                                          12,857,620

FINANCIALS -- 11.93%
American Express Co.                                                                                         29,000        1,528,300
Wells Fargo & Co.                                                                                            25,000        1,498,500
American International Group, Inc.                                                                           29,000        1,474,650
Berkshire Hathaway Inc., Class A(1)                                                                              15        1,265,250
Fulton Financial Corp.                                                                                       41,780          871,113
Bank of America Corp.                                                                                        18,000          810,720
Jefferson-Pilot Corp.                                                                                        15,000          753,150
SunTrust Banks, Inc.                                                                                         10,000          728,300
Citigroup Inc.                                                                                               15,000          704,400
Bank of New York Co., Inc.                                                                                   23,000          642,620
U.S. Bancorp                                                                                                 22,000          613,800
St. Paul Travelers Companies, Inc.                                                                           15,000          537,000
Marsh & McLennan Companies, Inc.                                                                             15,000          420,450
                                                                                                                          11,848,253

HEALTH CARE -- 10.73%
Medtronic, Inc.                                                                                              40,000        2,108,000
Eli Lilly and Co.                                                                                            22,000        1,286,340
Johnson & Johnson                                                                                            17,000        1,166,710
Medco Health Solutions, Inc.(1)                                                                              20,000        1,019,400
Becton, Dickinson and Co.                                                                                    17,000          994,840
Merck & Co., Inc.                                                                                            25,000          847,500
Novo Nordisk A/S, Class B                                                                                    15,000          755,756
Abbott Laboratories                                                                                          15,000          737,400
Pfizer Inc                                                                                                   25,000          679,250
Bristol-Myers Squibb Co.                                                                                     23,000          598,000
Amgen Inc.(1)                                                                                                 8,000          465,680
                                                                                                                          10,658,876

INDUSTRIALS -- 9.98%
3M Co.                                                                                                       22,000        1,682,340
United Technologies Corp.                                                                                    15,000        1,525,800
Lockheed Martin Corp.                                                                                        25,000        1,523,750
General Electric Co.                                                                                         40,000        1,448,000
General Dynamics Corp.                                                                                        8,000          840,400
Avery Dennison Corp.                                                                                         15,000          785,250
ServiceMaster Co.                                                                                            44,700          573,501
Northrop Grumman Corp.                                                                                       10,000          548,400
Emerson Electric Co.                                                                                          8,000          501,360
Burlington Northern Santa Fe Corp.                                                                           10,000          482,500
                                                                                                                           9,911,301

CONSUMER DISCRETIONARY -- 8.86%
Lowe's Companies, Inc.                                                                                       27,000        1,406,970
Walt Disney Co.                                                                                              52,000        1,372,800
Time Warner Inc.(1)                                                                                          78,000        1,311,180
Garmin Ltd.                                                                                                  22,000          869,000
Home Depot, Inc.                                                                                             20,000          707,400
Target Corp.                                                                                                 15,000          696,150
Gannett Co., Inc.                                                                                             8,000          616,000
Gentex Corp.                                                                                                 15,000          486,900
General Motors Corp.                                                                                         17,000          453,560
TJX Companies, Inc.                                                                                          20,000          453,000
Delphi Corp.                                                                                                130,000          429,000
                                                                                                                           8,801,960

ENERGY -- 8.10%
Exxon Mobil Corp.                                                                                            52,000        2,965,560
Royal Dutch Petroleum Co. (New York registered)                                                              40,000        2,330,000
ChevronTexaco Corp.                                                                                          20,000        1,040,000
Marathon Oil Corp.                                                                                           22,000        1,024,540
Schlumberger Ltd.                                                                                            10,000          684,100
                                                                                                                           8,044,200

MATERIALS -- 3.78%
Rio Tinto PLC                                                                                                32,000          965,295
Air Products and Chemicals, Inc.                                                                             13,000          763,490
Alcoa Inc.                                                                                                   25,000          725,500
International Flavors & Fragrances Inc.                                                                      18,000          682,200
International Paper Co.                                                                                      18,000          617,220
                                                                                                                           3,753,705

TELECOMMUNICATION SERVICES -- 2.73%
BellSouth Corp.                                                                                              32,000          847,680
Verizon Communications Inc.                                                                                  20,000          716,000
Sprint Corp.                                                                                                 26,000          578,760
ALLTEL Corp.                                                                                                 10,000          569,600
                                                                                                                           2,712,040

UTILITIES -- 2.44%
NSTAR                                                                                                        18,000          974,520
Duke Energy Corp.                                                                                            30,000          875,700
FirstEnergy Corp.                                                                                            13,267          577,380
                                                                                                                           2,427,600

MISCELLANEOUS -- 2.71%
Other common stocks in initial period of acquisition                                                                       2,687,523


TOTAL COMMON STOCKS (COST: $77,286,892)                                                                                   88,376,818



                                                                                                   Principal amount
Convertible securities -- 1.04%                                                                                (000)

INFORMATION TECHNOLOGY -- 1.04%
Lucent Technologies Inc. 8.00% convertible subordinated notes 2031                                           $1,000        1,028,750

TOTAL CONVERTIBLE SECURITIES (COST: $1,093,178)                                                                            1,028,750



Short-term securities -- 10.15%

Pfizer Inc 2.92% due 5/26/2005(2)                                                                             1,700        1,696,415
DuPont (E.I.) de Nemours & Co. 2.89% due 6/3/2005                                                             1,600        1,595,630
Federal Home Loan Bank 2.81% due 5/18/2005                                                                    1,500        1,497,892
Kimberly-Clark Worldwide Inc. 2.80% due 5/18/2005(2)                                                          1,200        1,198,318
Three Pillars Funding, LLC 2.99% due 5/2/2005(2)                                                              1,000          999,751
NetJets Inc. 2.90% due 5/19/2005(2)                                                                           1,000          998,469
Colgate-Palmolive Co. 2.89% due 5/24/2005(2)                                                                    800          798,458
Wal-Mart Stores Inc. 2.87% due 5/31/2005(2)                                                                     800          798,022
Harley-Davidson Funding Corp. 2.90% due 6/7/2005(2)                                                             500          498,468

TOTAL SHORT-TERM SECURITIES (COST: $10,081,422)                                                                           10,081,423


TOTAL INVESTMENT SECURITIES (COST: $88,461,492)                                                                           99,486,991
OTHER ASSETS LESS LIABILITIES                                                                                              (158,545)

NET ASSETS                                                                                                               $99,328,446


"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

(1)  Security did not produce income during the last 12 months.

(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, was $6,987,901, which represented 7.04% of the net assets of the fund.

ADR = American Depositary Receipts



                                                                                unaudited

Federal income tax information

Gross unrealized appreciation on investment securities                          $14,071,459
Gross unrealized depreciation on investment securities                          (3,047,782)
Net unrealized appreciation on investment securities                             11,023,677
Cost of investment securities for federal income tax purposes                    88,463,314






ENDOWMENTS, BOND PORTFOLIO
INVESTMENT PORTFOLIO

April 30, 2005                                                                                                             unaudited

                                                                                                   Principal amount
Bonds & notes -- 89.94%                                                                                       (000)     Market value

CORPORATE BONDS & NOTES -- 52.22%
FINANCIALS -- 18.02%
Washington Mutual, Inc. 5.625% 2007                                                                           $375          $383,795
Washington Mutual, Inc. 3.441% 2010(1)                                                                         400           402,126
Washington Mutual Bank, FA 6.875% 2011                                                                         250           277,291
AT&T Capital Corp., Series F, 6.60% 2005                                                                       250           250,127
CIT Group Inc. 3.65% 2007                                                                                      125           122,956
CIT Group Inc. 7.375% 2007                                                                                     250           264,467
CIT Group Inc. 7.75% 2012                                                                                      125           145,958
PRICOA Global Funding I 4.20% 2010(2)                                                                          250           247,094
Prudential Holdings, LLC, Series C, 8.695% 2023(2,3)                                                           250           325,273
EOP Operating LP 4.65% 2010                                                                                    200           197,239
EOP Operating LP 8.10% 2010                                                                                    125           143,602
EOP Operating LP 6.75% 2012                                                                                    125           136,652
Abbey National PLC 6.70% (undated)(1)                                                                          250           265,540
Abbey National PLC 7.35% (undated)(1)                                                                          200           208,763
MBNA Corp., Series F, 5.00% 2010                                                                               250           250,486
MBNA Global Capital Funding, Series B, 3.543% 2027(1)                                                          200           192,383
XL Capital Ltd. 5.25% 2014                                                                                     300           298,993
Mangrove Bay Pass Through Trust 6.102% 2033(1,2)                                                               125           127,036
AIG SunAmerica Global Financing XII 5.30% 2007(2)                                                              275           280,487
AIG SunAmerica Global Financing VII 5.85% 2008(2)                                                              125           130,153
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)(1,2)                                                     375           403,027
TuranAlem Finance BV 8.50% 2015(2)                                                                             400           402,000
J.P. Morgan Chase & Co. 5.75% 2013                                                                             125           132,330
JPM Capital Trust I, cumulative capital securities trust, 7.54% 2027                                           200           215,586
Deutsche Bank Capital Funding Trust I, 7.872% (undated)(1,2)                                                   300           336,707
Banco Santander-Chile 5.375% 2014(2)                                                                           300           304,750
Countrywide Home Loans, Inc., Series L, 4.00% 2011                                                             300           287,668
Development Bank of Singapore Ltd. 7.875% 2009(2)                                                              250           282,439
Downey Financial Corp. 6.50% 2014                                                                              250           262,960
Barclays Bank PLC 6.86% callable perpetual core tier one notes (undated)(1,2)                                  100           115,392
Barclays Bank PLC 7.375% (undated)(1,2)                                                                        125           142,077
United Overseas Bank Ltd. 5.375% 2019(1,2)                                                                     250           252,207
Bayerische Landesbank, Series F, 2.50% 2006                                                                    250           247,424
Berkshire Hathaway Finance Corp. 4.125% 2010(2)                                                                250           246,657
Liberty Mutual Group Inc. 6.50% 2035(2)                                                                        250           243,090
Chuo Mitsui Trust and Banking Co., Ltd. 5.506% 2079(1,2)                                                       250           239,434
Hospitality Properties Trust 6.75% 2013                                                                        215           234,543
Nationwide Mutual Insurance Co. 7.875% 2033(2)                                                                 125           154,661
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)(1,2)                                          125           138,115
UFJ Finance Aruba AEC 6.75% 2013                                                                               125           138,004
Rouse Co. 7.20% 2012                                                                                           125           136,864
First Industrial, LP 6.875% 2012                                                                               125           136,508
Household Finance Corp. 6.375% 2011                                                                            125           136,300
United Dominion Realty Trust, Inc. 6.50% 2009                                                                  125           133,422
ReliaStar Financial Corp. 8.00% 2006                                                                           125           132,278
ProLogis Trust 7.05% 2006                                                                                      125           129,123
USA Education, Inc. 5.625% 2007                                                                                125           128,399
Monumental Global Funding Trust II, Series 2002-A, 5.20% 2007(2)                                               125           127,663
Allstate Financial Global Funding LLC 5.25% 2007(2)                                                            125           127,536
CNA Financial Corp. 5.85% 2014                                                                                 125           126,893
Simon Property Group, LP 4.875% 2010                                                                           125           126,062
HBOS Treasury Services PLC 3.75% 2008(2)                                                                       125           123,342
Hartford Financial Services Group, Inc. 2.375% 2006                                                            125           122,544
John Hancock Global Funding II, Series 2004-A, 3.50% 2009(2)                                                   125           121,220
MetLife, Inc. 3.911% 2005                                                                                      105           105,029
Capital One Bank 8.25% 2005                                                                                    100           100,539
                                                                                                                          11,443,214

CONSUMER DISCRETIONARY -- 10.34%
General Motors Acceptance Corp. 7.75% 2010                                                                      800          754,760
General Motors Acceptance Corp. 5.11% 2014(1)                                                                   250          203,202
General Motors Acceptance Corp. 8.00% 2031                                                                      125          105,437
Ford Motor Credit Co. 7.375% 2009                                                                               500          481,444
Ford Motor Credit Co. 7.375% 2011                                                                               500          468,831
Ford Motor Co. 7.45% 2031                                                                                       100           82,383
DaimlerChrysler North America Holding Corp. 8.00% 2010                                                          600          656,767
DaimlerChrysler North America Holding Corp. 7.30% 2012                                                          125          134,068
Comcast Cable Communications, Inc. 8.375% 2007                                                                  125          134,789
Tele-Communications, Inc. 9.80% 2012                                                                            215          274,287
Tele-Communications, Inc. 7.875% 2013                                                                           250          295,436
Cox Communications, Inc. 4.625% 2010(2)                                                                         300          295,865
Cox Communications, Inc. 4.625% 2013                                                                            125          119,155
Toll Brothers, Inc. 6.875% 2012                                                                                 375          414,724
Clear Channel Communications, Inc. 6.625% 2008                                                                  125          130,106
Clear Channel Communications, Inc. 7.65% 2010                                                                   250          270,185
MDC Holdings, Inc. 5.50% 2013                                                                                   250          253,149
ArvinMeritor, Inc. 6.625% 2007                                                                                  250          245,000
Toys "R" Us, Inc. 7.875% 2013                                                                                   215          188,125
Toys "R" Us, Inc. 7.375% 2018                                                                                    60           47,700
AOL Time Warner Inc. 7.625% 2031                                                                                125          152,803
Centex Corp. 4.75% 2008                                                                                         150          150,380
Univision Communications Inc. 7.85% 2011                                                                        125          144,653
Pulte Homes, Inc. 8.125% 2011                                                                                   125          142,572
Hyatt Equities, LLC 6.875% 2007(2)                                                                              125          129,409
Carnival Corp. 3.75% 2007                                                                                       125          123,564
Liberty Media Corp. 8.25% 2030                                                                                   95           97,274
Office Depot, Inc. 6.25% 2013                                                                                    65           68,532
                                                                                                                           6,564,600

INDUSTRIALS -- 6.76%
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011(3)                                            385          368,512
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022(3)                                            211          207,166
John Deere Capital Corp. 3.90% 2008                                                                             125          123,781
Deere & Co. 8.95% 2019                                                                                          370          429,944
Northwest Airlines Trust, Series 2, Class A, 9.25% 2014(3)                                                      141          142,771
Northwest Airlines, Inc., Series 1999-3, Class G, 7.935% 2020(3)                                                195          217,052
Northwest Airlines, Inc., Series 2001-1, Class A-1, 7.041% 2023(3)                                              179          172,307
Hutchison Whampoa International Ltd. 7.00% 2011(2)                                                              375          412,306
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012(3)                                               389          397,591
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013(2,3)                              358          390,640
Bombardier Inc. 6.30% 2014(2)                                                                                   375          324,375
Cendant Corp. 7.375% 2013                                                                                       250          282,735
General Electric Capital Corp., Series A, 5.375% 2007                                                           125          127,983
General Electric Capital Corp., Series A, 6.00% 2012                                                            125          134,575
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012                                                     200          184,648
Tyco International Group SA 6.375% 2011                                                                         150          162,766
Union Pacific Railroad Co. Pass Through Trust, Series 2003-1, 4.698% 2024(3)                                    125          120,897
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023(2,3)                 90           92,394
Jet Equipment Trust, Series 1994-A, 11.79% 2013(2,4)                                                            750               75
                                                                                                                           4,292,518

UTILITIES -- 5.41%
FPL Energy American Wind, LLC 6.639% 2023(2,3)                                                                  285          307,155
FPL Energy National Wind, LLC 5.608% 2024(2,3)                                                                  245          247,989
Commonwealth Edison Co., Series 99, 3.70% 2008                                                                  125          123,439
Exelon Generation Co., LLC 6.95% 2011                                                                           300          334,175
Midwest Generation, LLC, Series B, 8.56% 2016(3)                                                                100          109,562
Homer City Funding LLC 8.734% 2026(3)                                                                           298          339,982
Duke Capital Corp. 7.50% 2009                                                                                   250          277,862
Duke Capital Corp. 6.25% 2013                                                                                   125          134,234
TXU Corp., Series O, 4.80% 2009(2)                                                                              300          294,365
Reliant Energy Resources Corp. 7.75% 2011                                                                       250          283,836
AES Ironwood, LLC 8.857% 2025(3)                                                                                238          265,339
NiSource Finance Corp. 7.625% 2005                                                                              250          255,139
Constellation Energy Group, Inc. 6.125% 2009                                                                    200          212,298
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                                                     125          127,490
PSEG Power LLC 3.75% 2009                                                                                       125          121,666
                                                                                                                           3,434,531

TELECOMMUNICATION SERVICES -- 5.08%
SBC Communications Inc. 5.10% 2014                                                                              550          551,264
AT&T Wireless Services, Inc. 7.875% 2011                                                                        200          230,384
AT&T Wireless Services, Inc. 8.125% 2012                                                                        200          236,781
France Telecom 8.50% 2011(1)                                                                                    400          461,524
ALLTEL Corp. 4.656% 2007                                                                                        300          302,695
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                                                 250          255,140
Qwest Services Corp. 13.50% 2010(2)                                                                             176          198,880
BellSouth Corp. 5.20% 2016                                                                                      150          150,537
British Telecommunications PLC 8.375% 2010(1)                                                                   125          146,814
TELUS Corp. 8.00% 2011                                                                                          125          144,552
Koninklijke KPN NV 8.00% 2010                                                                                   125          144,162
Vodafone Group PLC 7.75% 2010                                                                                   125          142,454
Sprint Capital Corp. 6.375% 2009                                                                                 65           69,234
Sprint Capital Corp. 6.90% 2019                                                                                  65           72,798
Telecom Italia Capital SA 4.95% 2014(2)                                                                         125          121,985
                                                                                                                           3,229,204

MATERIALS -- 2.61%
Norske Skogindustrier ASA 7.625% 2011(2)                                                                        500          566,322
Georgia-Pacific Corp. 7.50% 2006                                                                                353          363,590
Equistar Chemicals, LP and Equistar Funding Corp. 8.75% 2009                                                    250          267,500
Weyerhaeuser Co. 6.75% 2012                                                                                     125          134,354
Phelps Dodge Corp. 6.125% 2034                                                                                  125          130,379
Dow Chemical Pass Through Trust, Series 2004, 4.027% 2009(2)                                                    125          121,888
International Paper Co. 5.85% 2012                                                                               70           72,569
                                                                                                                           1,656,602

HEALTH CARE -- 1.98%
Cardinal Health, Inc. 6.75% 2011                                                                                250          273,475
Cardinal Health, Inc. 4.00% 2015                                                                                200          182,404
Columbia/HCA Healthcare Corp. 7.00% 2007                                                                        260          271,031
Health Net, Inc. 9.875% 2011(1)                                                                                 125          150,845
Humana Inc. 7.25% 2006                                                                                          125          129,404
UnitedHealth Group Inc. 5.20% 2007                                                                              125          127,404
Amgen Inc. 4.00% 2009(2)                                                                                        125          123,087
                                                                                                                           1,257,650

ENERGY -- 0.82%
Tengizchevroil Finance Co. S.ar.l., Series A, 6.124% 2014(2,3)                                                  300          302,250
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009(2,3)                                                      224          220,076
                                                                                                                             522,326

CONSUMER STAPLES -- 0.79%
Delhaize America, Inc. 8.125% 2011                                                                              250          276,853
CVS Corp. 6.117% 2013(2,3)                                                                                      114          121,527
SUPERVALU INC. 7.50% 2012                                                                                        90          101,352
                                                                                                                             499,732

INFORMATION TECHNOLOGY -- 0.41%
Jabil Circuit, Inc. 5.875% 2010                                                                                 125          130,840
Electronic Data Systems Corp., Series B, 6.50% 2013(1)                                                          125          127,796
                                                                                                                             258,636

MORTGAGE- AND ASSET-BACKED OBLIGATIONS(3) -- 18.64%
Fannie Mae, Series 2000-T5B, 7.30% 2010                                                                         250          283,007
Fannie Mae, Series 2001-T6B, 6.088% 2011                                                                        250          271,486
Fannie Mae 6.00% 2016                                                                                            38           39,071
Fannie Mae, Series 2001-4, Class GA, 10.234% 2025(1)                                                             58           65,192
Fannie Mae 7.00% 2026                                                                                            33           34,507
Fannie Mae 6.50% 2031                                                                                            25           25,801
Fannie Mae 7.00% 2031                                                                                            20           21,590
Fannie Mae 7.50% 2031                                                                                            14           15,344
Fannie Mae, Series 2001-20, Class C, 11.997% 2031(1)                                                             57           65,892
Fannie Mae 6.00% 2035                                                                                           250          256,602
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041                                                               41           42,462
Government National Mortgage Assn. 8.50% 2008                                                                    19           19,917
Government National Mortgage Assn. 10.00% 2020                                                                   68           77,635
Government National Mortgage Assn. 8.00% 2032                                                                   250          270,000
Government National Mortgage Assn. 6.00% 2033                                                                   245          253,244
Government National Mortgage Assn. 7.50% 2033                                                                   250          268,672
Government National Mortgage Assn. 7.00% 2034                                                                   205          217,236
ARG Funding Corp., Series 2005-2, Class A-1, AMBAC insured, 4.54% 2009(2)                                       500          503,650
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2010(2)                                        250          247,350
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030                                375          398,673
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032                               250          281,167
CWABS, Inc., Series 2004-15, Class AF-4, 4.614% 2032                                                            382          378,360
CWABS, Inc., Series 2004-15, Class AF-5, 5.227% 2035                                                            250          247,423
Freddie Mac 8.75% 2008                                                                                            7            7,270
Freddie Mac 4.00% 2015                                                                                          247          240,001
Freddie Mac 6.00% 2034                                                                                          218          223,811
Freddie Mac, Series T-056, Class A-2A, 2.842% 2036                                                              113          111,891
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.425% 2030(1)                                        250          268,541
GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.425% 2030(1)                                        250          265,543
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030                                          500          528,922
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-2, 5.935% 2034                              125          126,241
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039                               255          249,645
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1A, 6.26% 2040                                 4            3,884
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1B, 6.48% 2040                               125          132,412
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035                       222          219,393
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035                       250          273,117
Residential Funding Mortgage Securities I, Inc., Series 2004-SA1, Class A-II, 4.357% 2034(1)                    448          445,393
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-2, 6.226% 2035                              410          426,364
Wells Fargo Home Equity Trust, Series 2004-2, Class AI-5, 4.89% 2028                                            334          331,458
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026(2)                                                      299          325,404
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-B-1, 8.395% 2016                                  102          105,601
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-1, 8.20% 2020                                     200          212,735
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035                             250          265,167
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-7, 7.05% 2009                                              250          261,443
Countrywide Alternative Loan Trust, Series 2005-21CB, Class PT-6, 6.00% 2035                                    250          255,550
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042                                250          252,837
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046                250          251,675
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 3.25% 2035(1)                          250          250,353
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012                                          250          249,406
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025                                         125          142,614
Chase Manhattan Bank -- First Union National Bank, Commercial Mortgage Trust,
        Series 1999-1, Class B, 7.619% 2031                                                                     125          139,966
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032                                          125          133,463
PF Export Receivables Master Trust, Series 2001-B, MBIA insured, 6.60% 2011(2)                                  121          129,226
GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011(2)                                          121          122,820
Morgan Stanley Mortgage Trust, Series 2004-3, Class 4-A, 5.712% 2034(1)                                         107          108,052
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class A-3, 6.869% 2029                                91           95,530
Prestige Auto Receivables Trust, Series 2003-1, Class A-2, FSA insured, 2.41% 2010(2)                            96           94,945
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR1, Class A, 4.229% 2034(1)                          79           78,376
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030                                            75           77,300
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.561% 2027(1,2)                                    69           71,254
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 4.017% 2033(1)                                               64           63,784
Green Tree Financial Corp., Series 1996-5, Class B-2, 8.45% 2027                                                164              409
Conseco Finance Manufactured Housing Contract Trust, Series 2001-3, Class A-2, 5.16% 2033                        12           12,524
                                                                                                                          11,838,601

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES -- 16.56%
U.S. Treasury 5.75% 2005                                                                                        500          506,760
U.S. Treasury 10.75% 2005                                                                                       350          357,794
U.S. Treasury 3.625% 2008(5)                                                                                  1,187        1,278,400
U.S. Treasury 3.625% 2009                                                                                       500          495,900
U.S. Treasury 3.875% 2009(5)                                                                                    585          647,200
U.S. Treasury 14.00% 2011                                                                                       450          519,822
U.S. Treasury 4.375% 2012                                                                                       500          511,560
U.S. Treasury 12.50% 2014                                                                                     1,200        1,603,872
U.S. Treasury 6.875% 2025                                                                                     1,425        1,847,598
Federal Home Loan Bank 2.00% 2006                                                                               410          404,777
Federal Home Loan Bank 2.375% 2006                                                                              390          385,265
Federal Home Loan Bank 5.823% 2009                                                                              250          264,475
Fannie Mae 7.00% 2005                                                                                           750          756,008
Fannie Mae 6.25% 2011                                                                                           250          270,215
Freddie Mac 4.25% 2005                                                                                          250          250,362
Freddie Mac 1.875% 2006                                                                                          50           49,318
Freddie Mac 5.75% 2010                                                                                    (euro)250          365,014
                                                                                                                          10,514,340

MUNICIPALS -- 2.24%
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2003, 4.375% 2019                                                                                   300          300,597
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2003, 6.125% 2024                                                                                   125          127,626
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2003-A1, 6.25% 2033                                                                                 325          333,999
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement
        Asset-backed Bonds, 6.125% 2027                                                                         285          291,381
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2002-A, Class A, 6.72% 2025                                                                         182          177,268
State of North Carolina, Eastern Municipal Power Agency, Power System Revenue Refunding Bonds,
        Federally Taxable, Series 2003-E, 5.55% 2014                                                            125          125,630
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
     Series 2001-A, Class A, 6.36% 2025                                                                          67           68,141
                                                                                                                           1,424,642

NON-U.S. GOVERNMENT OBLIGATIONS -- 0.28%
United Mexican States Government Global 11.375% 2016                                                            125          181,563


TOTAL BONDS & NOTES (COST: $56,531,962)                                                                                   57,118,159


                                                                                                         Shares or
Convertible securities -- 0.62%                                                                     principal amount

TELECOMMUNICATION SERVICES -- 0.56%
Hellenic Exchangeable Finance SCA 2.00% exchangeable bonds 2005                                       (euro)250,000          354,511

CONSUMER DISCRETIONARY -- 0.06%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032                             1,000 shares    38,950


TOTAL CONVERTIBLE SECURITIES (COST: $290,107)                                                                                393,461


Preferred stocks -- 5.46%                                                                                   Shares

FINANCIALS -- 5.46%
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred(1,2)                                         375,000          404,501
BNP Paribas Capital Trust 9.003% noncumulative trust preferred(1,2)                                         150,000          181,099
Fannie Mae, Series O, 7.00% preferred(2)                                                                     10,000          557,813
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual preferred(1,2)                    400,000          486,972
Royal Bank of Scotland Group PLC, Series 3 Preference Shares, 7.816%                                        425,000          436,972
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred(1,2)                                       360,000          411,851
ING Capital Funding Trust III 8.439% noncumulative preferred(1)                                             250,000          295,097
NB Capital Corp., Series A, 8.35% exchangeable preferred depositary shares                                   10,000          275,900
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities(2)                       10,000          273,125
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares(1,2)                 125,000          142,723

Total preferred stocks (cost: $3,173,262)                                                                                  3,466,053




                                                                                                   Principal amount
Short-term securities -- 3.62%                                                                                (000)     Market value

Three Pillars Funding, LLC 2.99% due 5/2/2005(2)                                                             $1,000    $     999,751
Wal-Mart Stores Inc. 2.87% due 5/31/2005(2,6)                                                                   800          798,022
Colgate-Palmolive Co. 2.89% due 5/24/2005(2)                                                                    500          499,036

TOTAL SHORT-TERM SECURITIES (COST: $2,296,809)                                                                             2,296,809


TOTAL INVESTMENT SECURITIES (COST: $62,292,140)                                                                           63,274,482
OTHER ASSETS LESS LIABILITIES                                                                                                227,917

NET ASSETS                                                                                                               $63,502,399



(1)  Coupon rate may change periodically.

(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, was $15,390,490, which represented 24.24% of the net assets of the fund.

(3) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.

(4) Company not making scheduled interest payments; bankruptcy proceedings pending.

(5) Index-linked bond whose principal amount moves with a government retail price index.

(6) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.



Federal income tax information

Gross unrealized appreciation on investment securities                          $  1,882,520
Gross unrealized depreciation on investment securities                           (1,565,750)
Net unrealized appreciation on investment securities                                 316,770
Cost of investment securities for federal income tax purposes                     62,957,712




ITEM 2 - Controls and Procedures

The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3 - Exhibits

The certifications required by Rule 301-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ENDOWMENTS

By /s/ Robert G. O'Donnell
------------------------------------------
Robert G. O'Donnell, Vice Chairman and PEO

Date: June 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Robert G. O'Donnell
------------------------------------------
Robert G. O'Donnell, Vice Chairman and PEO

Date: June 28, 2005



By /s/ Susi M. Silverman
------------------------------------
Susi M. Silverman, Treasurer and PFO

Date: June 28, 2005